Average Annual Total Returns			12 Months Ended	43 Months Ended	60 Months Ended	91 Months Ended	120 Months Ended	163 Months Ended
		Sep. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.05%		9.83%		9.78%	11.19%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.15%		13.15%	14.07%	14.29%	14.58%
RRussell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			12.59%		8.88%	6.64%
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			12.73%		10.02%	7.95%
Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			11.91%		7.26%	8.61%
MSCI AC World Index ex USA Net (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI AC World Index ex USA Net (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			32.39%	12.39%
Reinhart Mid Cap PMV Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(0.92%)		5.80%		6.77%	7.95%
Performance Inception Date		May 31, 2012
Reinhart Mid Cap PMV Fund Advisor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(0.70%)		6.07%		7.02%	8.22%
Performance Inception Date		May 31, 2012
Reinhart Mid Cap PMV Fund Advisor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(2.28%)		4.97%		5.82%	7.03%
Reinhart Mid Cap PMV Fund Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.60%		4.68%		5.41%	6.49%
Reinhart Mid Cap PMV Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		(0.55%)		6.19%		7.17%	8.37%
Performance Inception Date		Sep. 29, 2017
Reinhart Genesis PMV Fund Advisor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.47%		12.46%	10.26%
Performance Inception Date		May 31, 2018
Reinhart Genesis PMV Fund Advisor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.68%		11.00%	9.22%
Reinhart Genesis PMV Fund Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.52%		9.68%	8.09%
Reinhart Genesis PMV Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.19%		12.17%	9.97%
Performance Inception Date		May 31, 2018
Reinhart Genesis PMV Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return Before Taxes
Average Annual Return, Percent	[2]		5.63%		12.63%	10.46%
Reinhart International PMV Fund Advisor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			21.05%	11.20%
Performance Inception Date		May 31, 2022
Reinhart International PMV Fund Advisor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			19.39%	9.72%
Reinhart International PMV Fund Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.40%	8.72%

[1]	The Advisor Class and Investor Class commenced operations on May 31, 2012. The Institutional Class commenced operations on September 29, 2017.  The performance shown for the Institutional Class prior to its inception on September
29, 2017, is based on the performance of the Advisor Class, adjusted for the lower expenses applicable to the Institutional
Class.

[2]	Average annual total returns for Institutional Class shares would have been substantially similar to those for other classes offered by the Fund because each class of shares would have invested in the same portfolio of securities. The performance figures shown for Institutional Class shares reflect the performance for the Advisor Class shares for the periods prior to the inception date of Institutional Class shares, adjusted for the difference in expenses attributable to
Advisor Class shares and Institutional Class shares. Since Institutional Class shares have lower expenses and are therefore less expensive than Advisor Class shares, the returns for Advisor Class shares are lower than the returns shown for Institutional Class shares.